Statutory Reserves and Restricted Net Assets - Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows
Net cash generated from/(used in) operating activities	$ 36,443	$ (70,654)	$ (126,103)
Net cash (used in)/generated from investing activities	332,455	(714,225)	(112,957)
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance			904,732
Payment for repurchase and cancellation of ordinary shares	(3,339)	(48,678)	(64,000)
Proceeds from issuance of ordinary shares prior to Initial Public Offering			200,000
Proceeds from exercise of share options	1,187	1,039	1,070
Payments of deferred offering costs	71
Net cash generated from/ (used in) financing activities	(2,223)	(38,582)	1,041,802
Effect of exchange rate changes on cash and cash equivalents, restricted cash	(1,148)	(7,954)	2,879
Net increase/ (decrease) in cash and cash equivalents, restricted cash	365,527	(831,415)	805,621
Cash and cash equivalents, restricted cash at the beginning of year	133,161	964,576	158,955
Cash and cash equivalents, restricted cash at the end of year	498,688	133,161	964,576
Reportable Legal Entities | Parent Company
Statement of Cash Flows
Net cash generated from/(used in) operating activities	(3,478)	(1,408)	11,255
Advance to, and investment in subsidiaries	(7,940)		(1,037,244)
Proceeds from subsidiaries	30,349	28,842
Net cash (used in)/generated from investing activities	22,409	28,842	(1,037,244)
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance			904,732
Payment for repurchase and cancellation of ordinary shares	(3,339)	(48,678)	(64,000)
Proceeds from issuance of Class A ordinary shares upon the Dual Primary Listing, net of cost of issuance		9,057
Proceeds from issuance of ordinary shares prior to Initial Public Offering			200,000
Proceeds from exercise of share options	1,187	1,039	1,070
Payments of deferred offering costs	(71)
Net cash generated from/ (used in) financing activities	(2,223)	(38,582)	1,041,802
Net increase/ (decrease) in cash and cash equivalents, restricted cash	16,708	(11,148)	15,813
Cash and cash equivalents, restricted cash at the beginning of year	4,685	15,833	20
Cash and cash equivalents, restricted cash at the end of year	$ 21,393	$ 4,685	$ 15,833